ACQUISITIONS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
Third-Party Acquisition

Plains Asset Purchase

On April 29, 2016, the Partnership’s wholly-owned subsidiary, PLPT, completed the Plains Asset Purchase. The East Coast Terminals, located in and around Philadelphia, Pennsylvania, include product tanks, pipeline connections to the Colonial Pipeline Company, Buckeye Partners, Sunoco Logistics Partners and other proprietary pipeline systems, truck loading lanes and marine facilities capable of handling barges and ships.

The aggregate purchase price for the Plains Asset Purchase was $100,000, less working capital adjustments. The consideration was funded by the Partnership with $98,336 in proceeds from the sale of marketable securities. The Partnership borrowed an additional $98,500 under its Revolving Credit Facility (as defined in Note 5 “Debt” of the Notes to Consolidated Financial Statements), which was used to repay $98,336 of its Term Loan (as defined in Note 5 “Debt” of the Notes to Consolidated Financial Statements) in order to release $98,336 in marketable securities that had collateralized the Term Loan. Subsequent to the closing of the Plains Asset Purchase, the Partnership recorded an adjustment to the preliminary estimate for working capital of $37 as an increase to Prepaid expenses and other current assets. The final purchase price and fair value allocation were completed as of December 31, 2016.

PBFX accounted for the Plains Asset Purchase as a business combination under U.S. GAAP whereby the Partnership recognizes assets acquired and liabilities assumed in an acquisition at their estimated fair values as of the date of acquisition. The final purchase price and its allocation are dependent on final reconciliations of working capital and other items subject to agreement by both parties.

The total purchase consideration and the fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Gross purchase price	$100,000
Working capital adjustments	(1,627)
Total consideration	$98,373

The following table summarizes the final amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Prepaid expenses and other current assets	$4,221
Property, plant and equipment	99,342
Accounts payable and accrued expenses	(3,174)
Other long-term liabilities	(2,016)
Fair value of net assets acquired	$98,373

The Partnership’s Consolidated Financial Statements for the year-ended December 31, 2016 include the results of operations of the East Coast Terminals since April 29, 2016 during which period the East Coast Terminals contributed affiliate revenue of $3,303, third-party revenue of $11,871 and net income of $5,133. On an unaudited pro forma basis, the revenues and net income of PBFX assuming the acquisition had occurred on January 1, 2015, are shown below. The unaudited pro forma information does not purport to present what PBFX’s actual results would have been had the Plains Asset Purchase occurred on January 1, 2015, nor is the financial information indicative of the results of future operations. The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the Plains Asset Purchase financing.

	Year Ended December 31, 2016	Year Ended December 31, 2015
(Unaudited)
Pro forma revenues	$194,129	$159,474
Pro forma net income attributable to PBF Logistics LP unitholders:	86,059	68,819
Pro forma net income per limited partner unit:
Common units - basic	$2.11	$1.84
Common units - diluted	2.11	1.84
Subordinated units - basic and diluted	2.11	1.84

Acquisitions from PBF

PNGPC Acquisition

On February 28, 2017, the Partnership closed the PNGPC Acquisition, which had been contemplated by a contribution agreement dated as of February 15, 2017 between the Partnership and PBF LLC (the “PNGPC Contribution Agreement”). Pursuant to the PNGPC Contribution Agreement, the Partnership, through its wholly-owned subsidiary, PBFX Op Co, acquired from PBF LLC all of the issued and outstanding limited liability company interests of PNGPC, which owns and operates the Paulsboro Natural Gas Pipeline, an existing interstate natural gas pipeline which serves PBF Holding's Paulsboro Refinery, and is subject to regulation by the Federal Energy Regulatory Commission (“FERC”). PNGPC has FERC approval for, and is in the process of constructing, a new pipeline (the “New Pipeline”) to replace the existing pipeline.

In consideration for the PNGPC limited liability company interests, the Partnership delivered to PBF LLC (i) an $11,600 intercompany promissory note in favor of Paulsboro Refining Company LLC, a wholly-owned subsidiary of PBF Holding (the “Affiliate Note Payable”), (ii) an expansion rights and right of first refusal agreement in favor of PBF LLC with respect to the New Pipeline and (iii) an assignment and assumption agreement with respect to certain outstanding litigation involving PNGPC and the existing pipeline. As the PNGPC Acquisition was considered a transfer of assets between entities under common control, the PNGPC assets and liabilities were transferred at their historical carrying value, whose net value was $11,538 as of February 28, 2017. The financial information contained herein of PBFX has been retrospectively adjusted to include the historical results of PNGPC as if it was owned by the Partnership for all periods presented. Net loss attributable to the PNGPC Acquisition prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to net income per unit.

The following tables present the Partnership's statement of financial position and results of operations giving retrospective effect to the PNGPC Acquisition as of and for the periods presented.

	December 31, 2016
	PBF Logistics	PNGPC	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$64,221	$—	$64,221
Marketable securities - current	40,024	—	40,024
Accounts receivable - affiliates	37,863	—	37,863
Accounts receivable	4,294	—	4,294
Prepaid expenses and other current assets	1,657	—	1,657
Total current assets	148,059	—	148,059
Property, plant and equipment, net	600,071	8,731	608,802
Total assets	$748,130	$8,731	$756,861
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$7,631	$—	$7,631
Accounts payable and accrued liabilities	18,371	2,500	20,871
Current portion of long-term debt	39,664	—	39,664
Deferred revenue	952	—	952
Total current liabilities	66,618	2,500	69,118
Long-term debt	532,011	—	532,011
Other long-term liabilities	3,161	—	3,161
Total liabilities	601,790	2,500	604,290

Commitments and contingencies (Note 9)

Equity:
Net investment - Predecessor	—	6,231	6,231
Common unitholders - Public	434,456	—	434,456
Common unitholder - PBF LLC	(193,181)	—	(193,181)
Subordinated unitholder - PBF LLC	(276,083)	—	(276,083)
IDR holder - PBF LLC	1,266	—	1,266
Total PBF Logistics LP equity	(33,542)	6,231	(27,311)
Noncontrolling interest	179,882	—	179,882
Total equity	146,340	6,231	152,571
Total liabilities and equity	$748,130	$8,731	$756,861

	December 31, 2015
	PBF Logistics	PNGPC	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$18,678	$—	$18,678
Accounts receivable - affiliates	23,949	—	23,949
Prepaid expenses and other current assets	469	—	469
Total current assets	43,096	—	43,096
Property, plant and equipment, net	145,548	2,887	148,435
Marketable securities	234,258	—	234,258
Total assets	$422,902	$2,887	$425,789
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$3,438	$—	$3,438
Accounts payable and accrued liabilities	5,504	2,500	8,004
Total current liabilities	8,942	2,500	11,442
Long-term debt	599,635	—	599,635
Total liabilities	608,577	2,500	611,077

Commitments and contingencies (Note 9)

Equity:
Net investment - Predecessor	—	387	387
Common unitholders - Public	340,317	—	340,317
Common unitholder - PBF LLC	(248,363)	—	(248,363)
Subordinated unitholder - PBF LLC	(277,094)	—	(277,094)
IDR holder - PBF LLC	(535)	—	(535)
Total PBF Logistics LP equity	(185,675)	387	(185,288)
Total equity	(185,675)	387	(185,288)
Total liabilities and equity	$422,902	$2,887	$425,789

	Year Ended December 31, 2016
	PBF Logistics	PNGPC	Consolidated Results

Revenue:
Affiliate	$175,448	$—	$175,448
Third-party	11,887	—	11,887
Total revenue	187,335	—	187,335

Costs and expenses:
Operating and maintenance expenses	44,162	401	44,563
General and administrative expenses	16,962	5	16,967
Depreciation and amortization	14,156	827	14,983
Total costs and expenses	75,280	1,233	76,513

Income (loss) from operations	112,055	(1,233)	110,822

Other expense:
Interest expense, net	(28,755)	—	(28,755)
Amortization of loan fees	(1,678)	—	(1,678)
Net income (loss)	81,622	(1,233)	80,389
Less: Net loss attributable to Predecessor	(5,017)	(1,233)	(6,250)
Less: Net income attributable to noncontrolling interest	5,679	—	5,679
Net income attributable to PBF Logistics LP unitholders	$80,960	$—	$80,960

	Year Ended December 31, 2015
	PBF Logistics	PNGPC	Consolidated Results

Revenue:
Affiliate	$142,102	$—	$142,102
Total revenue	142,102	—	142,102

Costs and expenses:
Operating and maintenance expenses	25,255	406	25,661
General and administrative expenses	13,889	9	13,898
Depreciation and amortization	6,582	1,102	7,684
Total costs and expenses	45,726	1,517	47,243

Income (loss) from operations	96,376	(1,517)	94,859

Other expense:
Interest expense, net	(19,939)	—	(19,939)
Amortization of loan fees	(1,315)	—	(1,315)
Net income (loss)	75,122	(1,517)	73,605
Less: Net income (loss) attributable to Predecessor	1,274	(1,517)	(243)
Net income attributable to PBF Logistics LP unitholders	$73,848	$—	$73,848

	Year Ended December 31, 2014
	PBF Logistics	PNGPC	Consolidated Results

Revenue:
Affiliate	$59,403	$—	$59,403
Total revenue	59,403	—	59,403

Costs and expenses:
Operating and maintenance expenses	26,215	2,861	29,076
General and administrative expenses	8,201	8	8,209
Depreciation and amortization	4,473	235	4,708
Total costs and expenses	38,889	3,104	41,993

Income (loss) from operations	20,514	(3,104)	17,410

Other expense:
Interest expense, net	(2,307)	—	(2,307)
Amortization of loan fees	(365)	—	(365)
Net income (loss)	17,842	(3,104)	14,738
Less: Net loss attributable to Predecessor	(12,122)	(3,104)	(15,226)
Net income attributable to PBF Logistics LP unitholders	$29,964	$—	$29,964

TVPC Acquisition

On August 31, 2016, the Partnership entered into a contribution agreement with PBF LLC (the “Contribution Agreement V”). Pursuant to Contribution Agreement V, the Partnership, through its wholly-owned subsidiary, PBFX Op Co, acquired from PBF LLC, 50% of the issued and outstanding limited liability company interests of TVPC, whose assets consist of the Torrance Valley Pipeline, which supports PBF Holding’s Torrance Refinery. The Torrance Valley Pipeline consists of the M55, M1 and M70 pipeline systems, including pipeline stations with storage capacity and truck unloading capability.

Total consideration paid to PBF LLC was $175,000. The consideration was funded by the Partnership with $20,000 of cash on hand, $76,200 in proceeds from the sale of marketable securities, and $78,800 in net proceeds from the August 2016 Equity Offering. The Partnership borrowed an additional $76,200 under its Revolving Credit Facility (as defined in Note 5 “Debt” of the Notes to Consolidated Financial Statements), which was used to repay $76,200 of its Term Loan (as defined in Note 5 “Debt” of the Notes to Consolidated Financial Statements) in order to release $76,200 in marketable securities that had collateralized the Term Loan.

The following table summarizes the preliminary fair values of the assets and liabilities as of July 1, 2016, the acquisition date of the Torrance Valley Pipeline, which was included in the acquisition by PBF Energy of the Torrance Refinery and related logistical assets. Subsequent adjustments may be recorded upon the completion of the valuation and the final determination of the purchase price allocation.

Fair Value Allocation
Property, plant and equipment	$351,475
Other long-term liabilities	(1,475)
Fair value of net assets acquired	$350,000

The Partnership’s Consolidated Financial Statements for the year-ended December 31, 2016 include the results of operations of TVPC since July 1, 2016, including the historical results prior to its acquisition on August 31, 2016, during which period TVPC contributed affiliate revenue of $24,717 and net income of $6,341. On an unaudited pro forma basis, the revenues and net income of PBFX assuming the acquisition had occurred on January 1, 2015, are shown below. The unaudited pro forma information does not purport to present what PBFX’s actual results would have been had the TVPC Acquisition occurred on January 1, 2015, nor is the financial information indicative of the results of future operations. The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the TVPC Acquisition financing.

	Year Ended December 31, 2016	Year Ended December 31, 2015
(Unaudited)
Pro forma revenues	$235,052	$213,678
Pro forma net income attributable to PBF Logistics LP unitholders:	90,967	92,280
Pro forma net income per limited partner unit:
Common units - basic	$2.18	$2.38
Common units - diluted	2.18	2.38
Subordinated units - basic and diluted	2.18	2.38

Delaware City Products Pipeline and Truck Rack Acquisition

On May 5, 2015, the Partnership entered into a contribution agreement between the Partnership and PBF LLC (the “Contribution Agreement IV”). Pursuant to the terms of the Contribution Agreement IV, PBF LLC contributed to the Partnership all of the issued and outstanding limited liability company interests of Delaware Pipeline Company LLC (“DPC”) and Delaware City Logistics Company LLC (“DCLC”), whose assets consist of a products pipeline, truck rack and related facilities located at PBF Energy’s Delaware City Refinery for total consideration payable to PBF LLC of $143,000, consisting of $112,500 of cash and $30,500 of Partnership common units, or 1,288,420 common units (the “Delaware City Products Pipeline and Truck Rack Acquisition”). The cash consideration was funded by the Partnership with $88,000 in proceeds from the Partnership’s 6.875% Senior Notes due 2023 (the “2023 Notes”), sale of approximately $700 in marketable securities and $23,800 in borrowings under the Partnership’s Revolving Credit Facility. The Delaware City Products Pipeline and Truck Rack Acquisition closed on May 15, 2015. The Partnership borrowed an additional $700 under its Revolving Credit Facility to repay $700 of its outstanding Term Loan in order to release the $700 in marketable securities that had collateralized PBFX’s Term Loan.

Toledo Storage Facility Acquisition

On December 2, 2014, the Partnership entered into a Contribution Agreement with PBF LLC (the “Contribution Agreement III”). Pursuant to the terms of the Contribution Agreement III, PBF LLC contributed to the Partnership all of the issued and outstanding limited liability company interests of Toledo Terminaling Company LLC (“Toledo Terminaling”), whose assets consist of a tank farm and related facilities located at PBF Energy’s Toledo Refinery, including a propane storage and loading facility, for total consideration payable to PBF LLC of $150,000, consisting of $135,000 of cash and $15,000 of Partnership common units, or 620,935 common units (the “Toledo Storage Facility Acquisition”). The Toledo Storage Facility Acquisition closed on December 11, 2014. The cash consideration was funded by the Partnership from the proceeds from the sale of $30,000 in marketable securities and $105,000 in borrowings under the Revolving Credit Facility. The Partnership borrowed an additional $30,000 under its Revolving Credit Facility to repay $30,000 of its Term Loan in order to release the $30,000 in marketable securities that had collateralized the Term Loan.

DCR West Rack Acquisition

On September 16, 2014, the Partnership entered into a Contribution Agreement (the “Contribution Agreement II”) with PBF LLC. Pursuant to the terms of the Contribution Agreement II, PBF LLC contributed to the Partnership all of the equity interests of Delaware City Terminaling Company II LLC (“DCT II”), which assets consisted solely of the DCR West Rack, for total consideration payable to PBF LLC of $150,000, consisting of $135,000 of cash and $15,000 of Partnership common units, or 589,536 common units (the “DCR West Rack Acquisition”). The cash consideration was funded by the Partnership from the proceeds from the sale of $30,000 in marketable securities and $105,000 in borrowings under the Revolving Credit Facility. The DCR West Rack Acquisition closed on September 30, 2014. The Partnership borrowed an additional $30,000 under the Revolving Credit Facility to repay $30,000 of its Term Loan in order to release the $30,000 in marketable securities that had collateralized the Term Loan.

Immediately following the closing of the DCR West Rack Acquisition, DCT II was merged with and into Delaware City Terminaling, a wholly-owned subsidiary of the Partnership, with all property, rights, liabilities and obligations of DCT II vesting in Delaware City Terminaling as the surviving company.

As the Acquisitions from PBF were considered transfers of businesses between entities under common control, the TVPC assets and liabilities were transferred at their historical carrying value, whose net value was $345,989 as of August 31, 2016, of which 50% was allocated to noncontrolling interest in equity (“NCI”). The Delaware City Products Pipeline and Truck Rack were transferred at their historical carrying value of $15,975 on May 15, 2015, the Toledo Storage Facility was transferred at its historical carrying value of $54,426 on December 11, 2014, and the DCR West Rack was transferred at its historical carrying value of $39,279 on September 30, 2014, The historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, and cash flows of the DCR West Rack, Toledo Storage Facility, Delaware City Products Pipeline and Truck Rack and TVPC with 50% of net income of TVPC allocated to NCI as if it was owned by the Partnership for all periods presented. Net income (loss) attributable to the DCR West Rack, Toledo Storage Facility, Delaware City Products Pipeline and Truck Rack and TVPC prior to their respective effective dates were allocated entirely to PBF GP as if only PBF GP had rights to that net income (loss), therefore there is no retrospective adjustment to net income per unit.

PBFX’s Consolidated Financial Statements include TVPC, a variable interest entity with the interest in TVPC not owned by PBFX reflected as a reduction to net income and equity as a noncontrolling interest. In accordance with the Amended and Restated Limited Liability Company Agreement of TVPC (the “TVPC LLC Agreement”), PBFX Op Co serves as TVPC’s managing member. PBFX, through its ownership of PBFX Op Co, has the sole ability to direct the activities of TVPC that most significantly impact its economic performance. PBFX is also considered to be the primary beneficiary for accounting purposes and as a result fully consolidates TVPC. TVPC provides transportation and storage services to PBF Holding, primarily under fee-based contracts.

Acquisition Expenses

PBFX incurred acquisition related costs of $3,522 for the year ended December 31, 2016, consisting primarily of consulting and legal expenses related to the Plains Asset Purchase, the TVPC Acquisition and other pending and non-consummated acquisitions. Acquisition related costs were $830 for the year ended December 31, 2015, primarily related to the Delaware City Products Pipeline and Truck Rack acquisition. Acquisition related costs were $1,100 for the year ended December 31, 2014 primarily related to the DCR West Rack and the Toledo Storage Facility acquisitions. These costs are included in the consolidated income statement in general and administrative expenses.